Annual Total Returns (Vanguard Pacific Stock Index Fund - Signal Shares Signal) (Vanguard Pacific Stock Index Fund, Vanguard Pacific Stock Index Fund - Signal Shares)	12 Months Ended
Oct. 31, 2013
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Annual Total Return
2013	17.56%
2012	15.64%
2011	(13.89%)
2010	15.91%
2009	21.26%
2008	(34.26%)